Cover Page - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Feb. 25, 2020	Jun. 30, 2019
Entity Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Entity File Number	1-3619
Entity Registrant Name	PFIZER INC
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	235 East 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	733-2323
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Public Float			$ 241
Entity Common Stock, Shares Outstanding		5,547,639,005
Documents Incorporated by Reference

DOCUMENTS INCORPORATED BY REFERENCE
Portions of the 2019 Annual Report to Shareholders	Parts I, II and IV
Portions of the Proxy Statement for the 2020 Annual Meeting of Shareholders	Part III

Entity Central Index Key	0000078003
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.05 par value
Trading Symbol	PFE
Security Exchange Name	NYSE
Notes Due 2020, 0.000% [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.000% Notes due 2020
Trading Symbol	PFE20A
Security Exchange Name	NYSE
Notes Due 2022, 0.250% [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.250% Notes due 2022
Trading Symbol	PFE22
Security Exchange Name	NYSE
Notes Due 2027, 1.000% [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2027
Trading Symbol	PFE27
Security Exchange Name	NYSE